Shareholder Fees (Vanguard Capital Opportunity Fund Retail)	Vanguard Capital Opportunity Fund Vanguard Capital Opportunity Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)	Vanguard Capital Opportunity Fund Vanguard Capital Opportunity Fund - Admiral Shares 10/1/2013 - 9/30/2014 USD ($)
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20